Acquisitions and Dispositions - Summary of the Main Results Associated with the Investment in YPF EE (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income associated with investment [Line Items]
Income	$ 252,813	$ 210,100	$ 156,136
Costs	(211,812)	(177,304)	(119,537)
Gross income	41,001	32,796	36,599
Operating profit	16,073	(24,246)	16,588
Income from investments in companies	500	206	111
Net financial results	(8,798)	(6,146)	12,157
Income tax	3,969	$ 1,425	$ (24,637)
YPF EE [member]
Disclosure of income associated with investment [Line Items]
Income	1,908
Costs	(594)
Gross income	1,314
Operating profit	1,122
Income from investments in companies	90
Net financial results	(76)
Income tax	(268)
Net income without deletions	868
Deletions	241
Net income with deletions	$ 1,109